Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) € in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Sep. 30, 2019 shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2020 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Feb. 01, 2023 $ / shares	Jan. 01, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares
EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				3 years
Vesting period				3 years
Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				3 years
Vesting period				3 years
Cumulative net sales
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				3 years
Vesting period				3 years
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 17.50	$ 16.33			$ 26.23	$ 24.50
Management Award 2018 | EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				4 years
Vesting period				4 years
Management Award 2018 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				3 years		2 years
Vesting period				3 years		2 years
Management Award 2018 | Share price performance | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				2 years
Vesting period				2 years
Management Award 2018 | Share price performance | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				5 years
Vesting period				5 years
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								3,128,416	2,503,002			2,699,157
New awards granted in the period				1,486,252	1,296,137	1,140,518
Number of equity instruments exercised (in shares)				476,552	761,544
Restricted Shares | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €				€ 8.2	€ 23.5	€ 7.5
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)									0			152,695
New awards granted in the period			173,293		0
Number of equity instruments exercised (in shares)		152,695			152,695
Reclassification of awards for settlement of tax liabilities		73,120
Share price (in Dollars per share) | $ / shares											$ 17.24
January 1, 2019 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		79,575
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)									0			598,173
New awards granted in the period					0		761,979
Number of equity instruments exercised (in shares)	414,859				414,859
Reclassification of awards for settlement of tax liabilities	192,079
Share price (in Dollars per share) | $ / shares										$ 17.77
January 1, 2020 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	222,780
January 1, 2022 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								704,983	730,594			894,750
New awards granted in the period				0	0
Number of equity instruments exercised (in shares)				0	0
January 1, 2023 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								922,250	1,003,808			0
New awards granted in the period				0	1,209,137
Number of equity instruments exercised (in shares)				0	0
Other | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								441,991	163,000			176,000
New awards granted in the period				292,991	87,000
Number of equity instruments exercised (in shares)				0	0
January 1, 2018 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)									0			193,990
New awards granted in the period					0
Number of equity instruments exercised (in shares)		193,990			193,990
Reclassification of awards for settlement of tax liabilities		83,209
Share price (in Dollars per share) | $ / shares											$ 17.24
January 1, 2018 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		110,781